Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory consists of the following:

	December 31,
	2016	2015
	(in thousands)
Crude oil	$1,216	$486
NGLs	3,482	2,638
Refined products	291	463
Materials, supplies and equipment	1,787	1,654
Total inventory	$6,776	$5,241